Shareholders' Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Service-based restricted share units
Restricted Share Units
Outstanding at the beginning of the period (in shares)	418,000	361,000	496,000
Awarded (in shares)	918,000	257,000	134,000
Vested (in shares)	(171,000)	(162,000)	(238,000)
Cancelled (in shares)	(46,000)	(38,000)	(31,000)
Outstanding at the end of the period (in shares)	1,119,000	418,000	361,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 71.03	$ 65.87	$ 62.37
Awarded (in dollars per share)	$ 39.67	$ 71.24	$ 48.57
Vested (in dollars per share)	$ 68.51	$ 61.73	$ 51.36
Cancelled (in dollars per share)	$ 64.33	$ 63.07	$ 64.34
Outstanding at the end of the period (in dollars per share)	$ 45.97	$ 71.03	$ 65.87
Unrecognized compensation cost	$ 49,100,000	$ 28,200,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years 9 months 18 days	3 years 1 month 6 days
Total fair value vested	7,400,000	11,300,000	12,500,000
Service-based restricted share units | Non-employee directors
Restricted Share Units
Awarded (in shares)	36,000	36,000	36,000
Performance-based RSU
Restricted Share Units
Outstanding at the beginning of the period (in shares)		68,000
Awarded (in shares)	0
Issued (in shares)		(68,000)
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)		$ 50.73
Issued (in dollars per share)		$ 50.73
Unrecognized compensation cost	$ 0	$ 0